Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Net Income (Loss) Attributable to Redeemable Noncontrolling Interest	$ 9
Maximum
Net Income (Loss) Attributable to Redeemable Noncontrolling Interest		$ 1	$ 1